Transactions with Related Parties - Economou and Other (Details) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Nov. 27, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Nov. 19, 2018 USD ($)	May 15, 2017 USD ($)	Apr. 06, 2017 USD ($)	Apr. 03, 2017	Mar. 10, 2017 USD ($)	Jan. 19, 2017 USD ($)	Jan. 12, 2017
Common stock shares outstanding | shares	87,232,028		87,232,028	104,274,708
Finance lease liability	$ 71,964		$ 71,964			$ 171,500
Advance payment of finance lease	$ 99,875
Revenues			$ 186,135	$ 100,716	$ 51,934
Anderida VLGC
Time charter agreement duration			5 years
Aisling VLGC
Time charter agreement duration			5 years
Mont Fort VLGC
Time charter agreement duration			10 years
Mont Gele VLGC
Time charter agreement duration			10 years
Suezmax newbuilding vessel Samsara
Purchase price							$ 64,000
Time charter agreement duration			5 years
Conquistador, Pink Sands and Xanadu | Bareboat charterhire agreement
Finance lease liability		$ 71,625				$ 171,500
Payment terms			quarterly installments
Advance payment of finance lease		$ 99,875
Finance lease payment terms			4,91% - LIBOR plus margin
Number of finance leases	3		3
Chairman and CEO
Common stock shares outstanding | shares	72,421,515		72,421,515
Percentage Of Shareholder	83.40%		83.40%
Cardiff LNG Ships Ltd.
Percentage Of Shareholder									100.00%
Cardiff LPG Ships Ltd.
Percentage Of Shareholder									100.00%
LPG Option Agreement | Very Large Gas Carriers (VLGCs)
Number of options for purchase of vessels												4
LPG Option Agreement | Anderida VLGC
Number of vessels											1
Purchase price											$ 83,500
LPG Option Agreement | Aisling VLGC
Number of vessels										1
Purchase price										$ 83,500
LPG Option Agreement | Mont Fort VLGC
Number of vessels								1
Purchase price								$ 83,500
LPG Option Agreement | Mont Gele VLGC
Number of vessels								1
Purchase price								$ 83,500
Three employment agreements
Revenues			$ 1,727
Period of termination notice			60 days